Revenue	6 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue

12. Revenue

The Company derives its revenue principally from wholesale and retail sales of chemical free, non-GMO, sustainable edible oils and products derived from oilseeds. The Company derives revenue from the transfer of goods at a point in time. The table below shows the Company’s revenue disaggregated by product type.

	Six Months Ended December 31, (Unaudited)
	2025	2024
	AUD$	AUD$
Wholesale oils	$7,586,475	$4,436,210
High protein meals	5,644,752	5,346,643
Toll crushing service	84,155	-
Seeds		-
Other sales	168,105	68,416
Retail oils	9,370,898	10,882,447
Total revenues	$22,854,385	$20,733,716